Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(21.00%)	(34.00%)
State taxes, net of federal benefit	(3.10%)	(11.00%)
Permanent differences	0.70%	1.80%
Write-off of deferred tax asset	3.90%	1.60%
Change in tax rates	0.00%	86.00%
Prior period adjustments	33.40%	(3.00%)
Other	1.30%	0.30%
Change in valuation allowance	(15.20%)	(41.70%)
Income tax provision (benefit)	0.00%	0.00%